Supplement Dated December 8, 2023
To The Updating Summary Prospectuses Dated May 1, 2023 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITYSM,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, RETIREMENT LATITUDES®, PERSPECTIVE ADVISORS IISM, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, JACKSON PRIVATE WEALTH®,
PERSPECTIVE L SERIESSM, FIFTH THIRD PERSPECTIVE, and PERSPECTIVE REWARDS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY, and
PERSPECTIVE FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced updating summary prospectuses. Please read and keep it together with your updating summary prospectus for future reference. To obtain an additional copy of an updating summary prospectus, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

Effective November 30, 2023, Western Asset Management Company, LLC was removed as a sub-adviser on the JNL Multi-Manager Alternative Fund. Your updating summary prospectus has been updated as follows

➢    In the section titled "Funds Available Under the Contract" beginning on page A-1 in Appendix A to the updating summary prospectus, the disclosures in the column titled "Fund and Manager (and Sub-Adviser, if applicable)" for the JNL Multi-Manager Alternative Fund are deleted and replaced with the following:

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)
______________________________
(To be used with JMV23537USP 05/23, JMV21086USP 05/23, JMV23538USP 05/23, JMV25288USP 05/23, JMV21451USP 05/23, JMV18691USP 05/23, JMV21452USP 05/23, VC5869USP 05/23, JMV8037USP 05/23, JMV8037BEUSP 05/23, JMV18692USP 05/23, JMV7697USP 05/23, VC5890USP 05/23, VC4224USP 05/23, FVC4224FTUSP 05/23, JMV8798USP 05/23, JMV9476USP 05/23, JMV9476WFUSP 05/23, JMV16966USP 05/23, VC3656USP 05/23, VC5995USP 05/23, and JMV2731USP 05/23)

VPS00043 12/23